Convertible Loans	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Convertible Loans
23.	Convertible loans

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company received loans in the amount of $1,596,401 (US$1,230,799) with a one year term with a right to extend by 1 additional year by mutual consent, carrying an 8% interest rate payable quarterly. The convertible loans may be repaid in cash or common shares of the Company at the option of the lender. The convertible loan may be converted into common shares of the Company at the sole discretion of the lender at an exercise price of US$0.27 - US$0.34 per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.27 - US$0.34 per share.

During the year ended August 31, 2019, the Company settled $2,614,343 (US$2,028,768) of principal amount of outstanding loans through the issuance of 7,387,818 shares.

In connection with the gold loans described in note 21 and the convertible loans, the Company paid a finder’s fee via the issuance of an aggregate of 686,446 common shares with a value of $581,181. The finders fee was allocated proportionally between the gold loans and convertible loans, the portion allocated to the convertible loans amounted to $494,000.

Activity during the year ended August 31, 2018:

During the year ended August 31 2018, the Company received loans in the amount of $1,754,291 (US$1,389,710) with a one year term with a right to extend by 1 additional year by mutual consent, carrying an 8% interest rate payable quarterly. The convertible loans may be repaid in cash or common shares of the Company at the option of the lender. The convertible loan may be converted into common shares of the Company at the sole discretion of the lender at an exercise price of US$0.274 - US$0.3469 per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.274 - US$0.3469 per share.

In connection with the gold loans described in note 21 and the convertible loans, the Company paid a finder’s fee via the issuance of an aggregate of 466,504 common shares with a value of $234,752. The finders fee was allocated proportionally between the gold loans and convertible loans, the portion allocated to the convertible loans amounted to $135,000.

On August 27, 2018, the Company settled $131,028 (US$100,776) of principal amount of outstanding loans through the issuance of 392,867 shares with a value of $184,832 resulting on a loss on settlement of $53,804.

On July 19, 2017, the Company settled $63,075 (US$50,000) of principal amount of outstanding loans through the issuance of 83,333 shares with a value of $49,166 resulting on a gain on settlement of $13,909.

The balance of the convertible loans is as follows:

	August 31, 2019	August 31, 2018
Balance at beginning of year	$2,875,420	$865,656
Proceeds from convertible loans	1,596,401	1,754,291
Conversion of convertible loan to shares	(2,614,343)	(131,028)
Less: conversion component of convertible loans	(141,000)	(159,000)
Less: finders fee	(494,000)	(135,000)
Interest accrued	229,854	212,201
Issuance of shares for interest payment	(206,962)	(155,487)
Interest accretion	720,250	549,069
Foreign exchange	(36,376)	74,718

Balance at end of year	$1,929,244	$2,875,420

Interest accretion expense related to these loans during the year ended August 31, 2019 totaled $720,250 (2018 - $549,069, 2017 - $276,234).